Trade receivables and Prepayments and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade receivables and Prepayments and other receivables [Line Items]
Trade receivables	$ 16,215	$ 19,519
To be recovered from co-venturers (Note 33)	1,819	2,455
Related parties receivables (Note 33)	0	56
Prepayments and other receivables	7,889	5,242
Prepayments and accrued income	9,708	7,753
Total	25,923	27,272
Current	25,704	27,037
Non current	219	235
Total	$ 25,923	$ 27,272